Share Based Payments - Schedule of Stock Options (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Share Based Payments [Abstract]
Number of stock options, Outstanding, beginning of year	4,434,800	4,177,217
Weighted average exercise price, Outstanding, beginning of year	$ 4.07	$ 3.1
Number of stock options, Granted	2,350,000	1,100,000
Weighted average exercise price, Granted	$ 18.03	$ 5.94
Number of stock options, Exercised	(554,333)	(754,917)
Weighted average exercise price, Exercised	$ (3.26)	$ (1.44)
Number of stock options, Forfeited	(126,667)	(87,500)
Weighted average exercise price, Forfeited	$ (4.84)	$ (3.86)
Number of stock options, Outstanding, December 31	6,103,800	4,434,800
Weighted average exercise price, Outstanding, December 31	$ 9.51	$ 4.07